               Securities and Exchange Commission
                     Washington, D.C. 20549

                        Rule 24f-2 Notice
                               for
              Alliance Global Small Cap Fund, Inc.
                   1345 Avenue of the Americas
                    New York, New York l0105

                            under the
                 Investment Company Act of l940

                        File No. 2-25364

(i)   Fiscal period for which this Notice is filed:

      August 1, 1995 through July 31, 1995

(ii) Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of l933 other than pursuant to Rule 24f-2 under the Investment Company Act of l940 (the "Act") but which remained unsold at the beginning of such fiscal year:

      3,441,367

(iii) Number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

      1,017,246

(iv) Number or amount of securities sold during such fiscal year:

      815,846

(v) Number or amount of securities sold during such fiscal year in reliance upon Rule 24f-2:

      -0-*






* No filing fee is required as no shares are being registered pursuant to Rule 24f-2.

                            SIGNATURE


         Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, Alliance Global Small Cap Fund, Inc. has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 25th day of September, 1995.

                             ALLIANCE GLOBAL SMALL CAP FUND, INC.


                             By      /s/ Domenick Pugliese
                                _________________________________
                                  Domenick Pugliese
                                  Assistant Secretary





































00250176.AD8